Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Effective tax rate	15.00%	15.00%	15.00%